Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
As of December 31, 2017, the future minimum lease payments by fiscal year under non-cancelable leases are as follows (in thousands):

Years Ending December 31,	Operating Leases
2018	$6,100
2019	4,882
2020	3,255
2021	3,356
2022	3,460
2023 and thereafter	14,254
Total	$35,307